Trading assets and liabilities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Schedule of Trading Assets and Liabilities
Trading assets	SFr 140,981	SFr 159,792	SFr 165,150
Trading liabilities	43,535	47,662	44,930
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	62,677	67,140	65,668
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	51,961	64,076	63,871
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	20,932	22,076	26,782
Trading liabilities	16,618	17,130	20,365
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	5,411	6,500	8,829
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	26,917	SFr 30,532	24,565
Bank
Schedule of Trading Assets and Liabilities
Trading assets	141,084		165,392
Trading liabilities	43,515		44,952
Bank | Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	62,766		65,675
Bank | Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	52,003		63,874
Bank | Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	20,902		27,013
Trading liabilities	16,588		20,369
Bank | Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	5,413		8,830
Bank | Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	SFr 26,927		SFr 24,583